Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.67%
Alabama–1.98%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 4,224,675
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,757,505
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,557,715
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	90	90,317
Series 2016, RB	5.50%	06/01/2030	2,000	2,010,120
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	230	230,830
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs. (INS - SGI)(b)	4.38%	09/01/2025	10	10,031
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,353,500
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,403,990
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,078,241
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,506,810
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	1.02%	04/01/2024	4,875	4,638,709
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	0.79%	04/01/2024	1,625	1,552,362
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	3,500	3,520,335
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	709,379
				36,644,519
Arizona–3.32%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,756,932
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,981	1,987,389
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	987,850
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	639,349
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,611,206
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	1,939,741
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,213,020
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,037,303
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,300,008
Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 A, Ref. PCR	5.00%	06/01/2035	3,025	3,032,441
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,007,380
Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	771,937
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	291,683
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	1,933,895
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	1,915,697
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,067,300
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	1,000	1,056,770
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,156,660
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,081,910
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,365,018
Series 2017, RB(e)	4.75%	06/15/2037	4,500	4,139,100
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	325	341,396
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	50	50,050
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	$ 2,245	$ 2,204,770
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,828,470
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	5.50%	10/01/2027	900	899,388
Series 2017 B, RB(e)	4.00%	10/01/2023	460	434,153
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,058
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2020	700	700,581
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2021	485	488,070
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2022	570	574,640
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	832,301
Series 2013 B, GO Bonds(e)	5.00%	07/15/2023	285	287,522
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,258,620
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,113,260
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,141,060
				61,466,928
Arkansas–0.08%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,525,593
California–8.51%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	228,244
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	409,365
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	386,868
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	415,535
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	392,950
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	389,261
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	123,324
Beaumont (City of), TX Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2028	1,000	1,092,040
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(f)	0.00%	06/01/2033	3,000	1,421,940
California (State of);
Series 1994, GO Bonds (INS - NATL)(b)	6.00%	08/01/2020	5	5,048
Series 2007, Ref. GO Bonds (INS - AGM)(b)	5.25%	08/01/2032	1,000	1,416,080
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,979,350
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,972,600
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	2,000	2,007,160
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,250,832
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/2025	420	431,987
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,002,910
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2011 A, RB	5.00%	11/01/2024	500	530,070
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	6,957	7,109,235
Series 2019 A-1, RB	4.25%	01/15/2035	1,979	2,050,613
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	911,820
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	5,000	5,528,750
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(g)	5.00%	01/01/2022	1,230	1,319,052
Series 2011, RB	5.00%	01/01/2028	270	280,552
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,190,810
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	7,000	7,329,280
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	$ 125	$ 125,488
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	860	895,363
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	320	332,624
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	155	165,607
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,180,559
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,563,848
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,033,930
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,343,687
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,206,639
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,116,000
California Statewide Communities Development Authority (Baptist University); Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	1,265	1,254,210
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,816,770
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2021	810	859,037
Series 2013, Ref. RB	5.00%	09/01/2023	1,000	1,152,700
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	104,826
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	500	552,375
Fresno (City of), CA; Series 2010 A-1, RB	5.50%	06/01/2022	1,000	1,004,020
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2021	2,000	2,088,380
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,820,480
Series 2018A-1, Ref. RB	5.00%	06/01/2030	4,000	4,765,480
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	970	1,073,373
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2020	450	455,301
Series 2013, RB	5.00%	09/02/2021	375	397,751
Series 2013, RB	5.00%	09/02/2022	710	779,566
Series 2013, RB	5.00%	09/02/2023	500	567,515
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,424,467
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	500	508,380
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,699,948
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	500	543,055
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,459,460
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,694,620
Series 2019 E, RB	5.00%	05/15/2031	905	1,154,445
Los Angeles Unified School District;
Series 2010, GO Bonds	5.25%	07/01/2034	5,000	5,018,150
Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	5,000	5,954,450
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,923,474
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2011, RB(c)(g)	6.50%	05/01/2021	100	105,673
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,087,880
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,178,270
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,364,485
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,197,540
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	579,055
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	$ 575	$ 622,915
Series 2012, Ref. RB	5.00%	09/01/2023	450	486,715
Rancho Water District Financing Authority; Series 2019 A, Ref. RB	5.00%	08/01/2032	900	1,208,538
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	527,695
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	407,416
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	500	532,850
Riverside (County of), CA Public Financing Authority (County Facilities);
Series 2012, Ref. RB	5.00%	05/01/2025	250	271,753
Series 2012, Ref. RB	5.00%	05/01/2026	250	271,453
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,635,425
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment); Series 2011 B, RB	5.75%	10/01/2020	100	101,853
San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB (INS - AGM)(b)	5.75%	10/01/2020	350	356,163
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,009,930
Series 2011, RB	6.50%	12/01/2022	2,620	2,703,342
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	575,692
San Diego (City of), CA Public Facilities Financing Authority; Series 2012 A, Ref. RB(c)(g)	5.00%	08/01/2022	250	275,610
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB(a)	5.00%	07/01/2023	700	776,587
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(a)	5.00%	05/01/2023	2,000	2,069,040
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,314,908
Series 2019 E, Ref. RB(a)	5.00%	05/01/2035	2,000	2,395,400
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(c)(g)	6.63%	02/01/2021	500	520,510
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	800,880
Series 2013 B, RB	5.00%	08/01/2027	405	432,475
San Gorgonio Memorial Health Care District; Series 2013, GO Bonds	5.00%	08/01/2025	1,010	1,015,414
San Jose (City of), CA; Series 2011 A-1, RB(a)	5.25%	03/01/2026	2,000	2,054,720
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,391,908
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	557,008
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,076,090
Series 2013, RB	5.13%	09/01/2027	1,150	1,248,290
South Gate Utility Authority; Series 2012, RB(c)(g)	5.25%	10/01/2022	500	558,680
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,291,994
Turlock Irrigation District; Series 2019, Ref. RB	5.00%	01/01/2031	250	337,063
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS - AGM)(b)(c)	3.20%	06/01/2020	4,245	4,245,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,171,140
Westlands Water District;
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	80	88,414
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2026	100	110,666
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2027	20	22,114
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,150,670
				157,340,878
Colorado–1.91%
Arkansas (State of) River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,935,130
Arkansas River Power Authority; Series 2006, RB(g)	5.88%	10/01/2021	685	714,667
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	444,539
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	$ 525	$ 528,255
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(e)	5.00%	12/01/2029	4,000	4,021,000
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,340,508
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,925,018
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,062,460
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	550	542,993
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	746,453
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	5.00%	01/15/2022	850	850,654
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	807,555
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,534,560
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	638,720
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	760,620
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	2,983,440
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,050,460
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,308,850
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	240	227,098
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB(e)	5.00%	12/01/2021	1,045	1,068,899
Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,029,770
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	157,284
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	185,675
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	287,762
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	310,488
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	315,129
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	350,784
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	122,501
				35,251,272
Connecticut–1.65%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,675,810
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,212,898
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,398,020
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,312,105
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(a)	5.50%	04/01/2021	1,000	1,037,540
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,826,436
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	334,807
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	625,450
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	675,264
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	2,897,970
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,421,219
Series 2017 A, RB	5.00%	01/15/2030	5,000	5,999,200
				30,416,719
District of Columbia–1.11%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,466,334
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,563,464
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,774,707
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,686,730
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,771,390
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,745,650
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(f)	0.00%	10/01/2037	$ 5,000	$ 2,491,450
Series 2010 A, RB (INS - AGM)(b)(f)	0.00%	10/01/2037	40	23,242
				20,522,967
Florida–3.93%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	2,570	3,035,299
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	440	448,386
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	385,793
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	585,809
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,086,921
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038	500	383,060
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,431,493
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,225,673
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	498,392
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,167,660
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	1,000	1,000,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(e)(h)	7.25%	05/15/2026	1,215	911,250
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	921,068
Series 2019, RB	5.00%	10/01/2033	1,720	1,873,716
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,117,500
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,822,650
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,060,830
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,331,590
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	690	725,673
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,977,160
Halifax Hospital Medical Center; Series 2015, Ref. RB	5.00%	06/01/2035	325	363,987
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/01/2028	2,500	1,743,050
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	600	599,766
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	891,360
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,233,740
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,661,230
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,516,575
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB(c)(g)	5.00%	11/15/2021	1,990	2,126,992
Series 2012, RB(c)(g)	5.50%	11/15/2021	1,670	1,797,054
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,248,137
Miami (City of), FL; Series 2012, Ref. RB(e)	5.00%	03/01/2030	1,000	1,120,890
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,150,720
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,165,260
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,908,319
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	0.94%	11/01/2021	3,000	3,003,150
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	180	190,175
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,090,160
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	531,430
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	419,720
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	358,329
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	594,575
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,691,135
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	$ 1,965	$ 2,140,376
Pinellas (County of), FL; Series 2003, RB (INS - AGM)(b)	5.00%	10/01/2032	175	175,635
Pinellas County Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,573,225
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	926,480
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	864,576
Tampa (City of), FL (BayCare Health System); Series 2012 A, Ref. RB	5.00%	11/15/2026	500	537,710
				72,613,679
Georgia–0.92%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	426,528
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,041
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,133,352
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,400,736
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	963,174
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	35	35,127
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB	5.13%	03/15/2031	225	225,706
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	910	986,595
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,557,695
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,705,911
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2030	500	531,905
				16,981,770
Guam–0.18%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	1,500	1,572,120
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2022	1,700	1,840,488
				3,412,608
Hawaii–0.79%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,091,950
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,690,814
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2021	1,000	1,049,270
Series 2013, COP(a)	5.00%	08/01/2022	2,000	2,140,340
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,374,600
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(i)	5.00%	07/01/2031	6,000	7,165,500
				14,512,474
Idaho–0.13%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,335,005
Illinois–11.35%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	565	565,119
Series 2016, Ref. RB	4.00%	01/01/2024	2,845	2,739,166
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,557,206
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,860,697
Series 2004, Ref. RB	5.00%	11/01/2028	3,000	3,365,790
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,874,850
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,719,195
Series 2011, COP	7.13%	05/01/2021	256	255,853
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,215,000
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,648,775
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,539,400
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,158,490
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	$ 1,121	$ 1,121,426
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,085,510
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,084,310
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,241,830
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,738,540
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,150,120
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,142,410
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,271,240
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	263	263,029
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,022,540
Series 2017, RB	5.75%	04/01/2035	1,000	1,058,610
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,751,850
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,168,380
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,450,525
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,024,980
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(i)	5.00%	12/01/2024	3,000	3,187,320
Series 2015 C, GO Bonds(i)	5.00%	12/01/2027	7,000	8,122,940
Chicago (City of), IL Transit Authority; Series 2011, RB	5.25%	12/01/2027	1,000	1,051,710
Chicago O’Hare International Airport; Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,381,840
Cook (County of), IL;
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	350	351,963
Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,380,280
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	512,305
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(b)	6.25%	07/01/2030	175	185,215
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,803,042
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,314,700
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,029,900
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,353,408
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,552,125
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,180,561
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,051,326
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,024,620
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,000	2,039,560
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,517,124
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,430,796
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,032,380
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,180,990
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,364,880
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,147,070
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,434,100
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	709,908
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	1,965	1,850,047
Illinois (State of) Finance Authority (Palos Hospital); Series 2010, Ref. RB	5.13%	05/15/2035	5,000	5,011,200
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB(h)	5.63%	05/15/2020	1,159	753,722
Series 2016, RB(h)	2.00%	05/15/2055	271	2,707
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.25%	08/15/2023	1,505	1,765,922
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS - NATL)(b)	5.80%	06/01/2030	935	937,347
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	355	363,289
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,009,535
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(f)	0.00%	12/15/2029	2,550	1,868,436
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS - NATL)(b)(j)	5.70%	06/15/2023	$ 1,295	$ 1,418,284
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2032	10,000	6,012,300
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,115,009
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,437,113
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,171,620
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,396,728
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(i)	5.00%	01/01/2024	12,500	14,307,625
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	865,966
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2021	330	328,129
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, GO Bonds(f)(g)	0.00%	12/01/2020	2,900	2,889,212
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	804	793,283
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	25	25,077
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,264,700
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,121,590
Series 2010, RB	5.38%	06/01/2021	525	546,929
Series 2017, RB	5.00%	06/01/2027	4,000	4,752,280
Series 2017, RB	5.00%	06/01/2028	2,000	2,367,800
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,476,790
Series 2018 B, RB(i)	5.00%	06/01/2031	3,800	4,661,460
Series 2018 B, RB(i)	5.00%	06/01/2032	3,995	4,866,030
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,160,480
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,152,860
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,434,580
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,356,940
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,117,540
Stephenson County School District No. 145; Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	1,100	1,403,512
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,517,817
				209,938,763
Indiana–0.29%
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	200	182,040
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,218,464
Series 2016, RB	5.00%	07/01/2028	1,250	1,534,138
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	710	609,684
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	835	855,157
				5,399,483
Iowa–1.30%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB(c)(g)	5.50%	06/15/2020	2,255	2,258,946
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	6,100	6,167,832
Series 2013, RB(e)	5.88%	12/01/2026	2,565	2,656,981
Series 2013, Ref. RB(c)	5.25%	12/01/2033	2,990	3,002,738
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	0.72%	01/04/2024	3,645	3,585,477
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	962,060
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	2,022,500
Series 2012, RB	4.00%	08/15/2023	1,200	1,272,276
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	$ 125	$ 121,901
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB(j)	5.60%	06/01/2034	2,000	2,026,400
				24,077,111
Kansas–0.56%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,282,352
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,278,196
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,400,108
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,381,725
Wichita (City of), KS (Presbyterian Manors);
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,236,070
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,686,742
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,045,049
				10,310,242
Kentucky–2.09%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	448,288
Series 2019, Ref. RB	5.00%	02/01/2031	460	553,444
Series 2019, Ref. RB	5.00%	02/01/2032	450	535,082
Fayette County School District Finance Corp.; Series 2015 D, RB	5.00%	08/01/2031	1,000	1,193,850
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.54%	02/01/2025	1,430	1,394,793
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,196,100
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,926,358
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,489,774
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,126,840
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,141,820
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	270	268,780
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,757,140
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,609,215
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,193,290
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,547,949
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,678,152
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,830,700
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,822,230
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,916,896
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,189,280
Kentucky (State of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	120,233
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	119,004
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	118,454
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	118,171
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,807,381
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,594,335
				38,697,559
Louisiana–2.15%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	5.00%	12/01/2031	3,000	3,886,200
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,069,270
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	$ 950	$ 951,026
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(b)	5.00%	06/01/2036	1,405	1,637,471
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2028	250	156,250
Series 2017, Ref. RB	5.00%	07/01/2029	400	250,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	312,500
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,870,735
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2026	500	582,690
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,477,250
Series 2015, RB	5.00%	06/01/2030	500	596,480
Series 2015, RB	5.00%	12/01/2030	500	593,080
Series 2015, RB	5.00%	12/01/2031	1,750	2,065,962
Series 2015, RB	5.00%	06/01/2032	300	354,297
Series 2015, RB	5.00%	12/01/2032	1,000	1,174,990
Series 2015, RB	5.00%	06/01/2033	1,050	1,235,703
Series 2015, RB	5.00%	06/01/2034	1,000	1,173,560
Series 2015, RB	5.00%	12/01/2034	1,200	1,398,468
Series 2015, RB	5.00%	06/01/2035	500	584,845
Series 2015, RB	5.00%	12/01/2035	1,165	1,353,579
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	2,006,550
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,055,931
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	121,682
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	265,494
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	174,431
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	119,950
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	245,452
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	164,840
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	121,682
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	438,480
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	2,953,692
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	917,040
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,259,150
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,261,812
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.50%	05/15/2030	3,970	3,975,598
				39,806,140
Maryland–1.39%
Baltimore (City of), MD;
Series 2017 A, RB	5.00%	07/01/2033	2,500	3,010,900
Series 2017, Ref. RB	5.00%	09/01/2033	1,105	996,390
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,118,880
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	946,210
Maryland (State of) Department of Transportation;
Series 2012, RB	2.25%	10/01/2025	100	100,536
Series 2017, RB	5.00%	09/01/2028	3,000	3,891,690
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,771,620
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(g)	5.50%	01/01/2021	1,000	1,029,240
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	1,595	1,645,450
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, RB(a)	5.00%	03/31/2036	2,600	2,555,176
Series 2016, RB(a)	5.00%	09/30/2029	2,100	2,075,220
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB(g)	5.13%	06/01/2020	$ 710	$ 710,000
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, RB	3.00%	11/01/2025	2,085	1,939,008
				25,790,320
Massachusetts–1.12%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	4,090,740
Massachusetts (Sate of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,910,053
Massachusetts (State of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,833,040
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	662,271
Massachusetts (State of) Development Finance Agency;
Series 2007 E, RB	5.00%	07/15/2027	700	700,798
Series 2007 E, RB	5.00%	07/15/2032	200	200,164
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,825,504
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,496,017
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2017 A, RB	5.00%	01/01/2026	1,600	1,775,776
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,521,030
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB(c)(g)	5.00%	07/01/2021	250	262,945
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,077,850
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	373,197
				20,729,385
Michigan–3.70%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	320	319,251
Detroit (City of), MI Downtown Development Authority;
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	803,929
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,290,060
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,509,860
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,945,570
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo); Series 2019, Ref. RB	5.00%	05/15/2042	2,010	1,907,269
Michigan (State of) Building Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	6,066,550
Michigan (State of) Finance Authority; Series 2015, Ref. RB	5.00%	11/15/2032	245	276,007
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,176,400
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,175,070
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	10,425,690
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,676,100
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	872,663
Series 2015, Ref. RB	5.00%	07/01/2035	2,900	3,428,641
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,378,860
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,240,150
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,376,860
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,980,600
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,409,711
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,822,163
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,000	3,000,060
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	2,213,417
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,075	2,099,257
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	680	679,980
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,646,402
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,684,100
				68,404,620
Minnesota–0.64%
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.75%	08/01/2030	400	358,652
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	$ 320	$ 331,395
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	212,687
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	576,160
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,832,416
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,865,220
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(c)(e)	6.00%	07/01/2027	1,250	1,270,075
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2018 B, RB(c)	3.75%	09/01/2020	2,320	2,321,694
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	270	274,315
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	3.15%	12/01/2020	620	616,020
Series 2014, RB	3.60%	12/01/2021	225	222,034
Series 2014, RB	4.00%	12/01/2022	490	483,140
Series 2014, RB	4.00%	12/01/2023	300	293,676
Series 2014, RB	4.00%	12/01/2024	175	169,948
Series 2014, RB	5.00%	12/01/2029	1,000	1,000,400
				11,827,832
Mississippi–0.65%
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	650	783,491
Series 2020, Ref. RB	5.00%	10/01/2034	725	870,623
Series 2020, Ref. RB	5.00%	10/01/2035	600	717,108
Series 2020, Ref. RB	5.00%	10/01/2036	650	773,578
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,246,240
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,264,170
Ridgeland (City of), MS (Colony Park); Series 2011, RB	5.88%	04/01/2026	545	561,110
Warren (County of), MS (International Paper Co.); Series 2011 A, RB	5.38%	12/01/2035	5,500	5,707,900
				11,924,220
Missouri–1.44%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	110	100,356
Cape Girardeau (County of), MO Industrial Development Authority; Series 2017, Ref. RB	5.00%	03/01/2029	100	109,877
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,195,510
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,128,100
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,299,587
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,064,830
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,128,880
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,184,930
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	15	14,688
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,642,819
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,008,270
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,313,221
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,124,838
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,292,920
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,803,990
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	769,760
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	530	493,531
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	$ 340	$ 337,144
Series 2012, RB	5.00%	09/01/2032	1,490	1,444,764
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,151,850
				26,609,865
Nebraska–1.13%
Central Plains Energy Project (No. 3);
Series 2012, RB(k)	5.00%	09/01/2032	5,000	5,374,800
Series 2012, RB(k)	5.25%	09/01/2037	5,000	5,402,300
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	4,038,921
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	6,109,300
				20,925,321
Nevada–0.61%
Carson City (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,052,170
Clark (County of), NV; Series 2006, GO Bonds (INS - AMBAC)(b)	3.00%	11/01/2033	5,000	5,001,300
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	145	151,835
Series 2015, RB	5.00%	08/01/2029	1,320	1,366,636
Series 2015, RB	5.00%	08/01/2031	1,455	1,497,442
Series 2015, RB	5.00%	08/01/2032	355	363,243
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	45	47,912
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	1,870,260
				11,350,798
New Hampshire–0.22%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2,489	2,551,840
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,573,350
				4,125,190
New Jersey–6.76%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds	5.00%	03/01/2032	250	304,755
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,047
Casino Reinvestment Development Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,109,460
Essex (County of), NJ Improvement Authority; Series 2015, RB(a)(e)	5.25%	07/01/2045	5,105	5,117,405
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,472,640
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	3,390	3,493,022
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(i)(l)	5.50%	09/01/2022	7,500	7,832,100
Series 2012, Ref. RB	5.00%	06/15/2022	1,000	1,071,070
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,138,260
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,245,718
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	315,980
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,132,720
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,584,318
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	3,910,458
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,590,750
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	3,200	3,061,856
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	120	143,669
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	580	585,162
Series 2012 C, RB	5.00%	07/01/2032	475	463,624
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	255,320
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.00%	07/01/2021	$ 425	$ 439,777
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,549,697
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,368,581
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,091,980
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,050,430
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	1,000	1,001,360
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	401,103
Series 2017 F, RB	5.00%	07/01/2033	415	418,926
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,004,100
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,634,550
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,167,580
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,446,600
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,196,480
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (g)	5.25%	07/01/2020	1,000	1,004,080
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,559,238
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2010 1-A, Ref. RB	5.00%	12/01/2025	45	45,000
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,611,778
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(f)	0.00%	12/15/2028	255	179,347
Series 2009 C, RB	5.25%	06/15/2032	250	262,430
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,585,680
Series 2011 A, RB	5.00%	06/15/2027	250	253,310
Series 2013 AA, RB	5.00%	06/15/2021	5,270	5,356,164
Series 2013 AA, RB	5.25%	06/15/2030	710	738,727
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,086,700
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,327,600
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,662,900
Series 2018 A, Ref. RN(i)(l)	5.00%	06/15/2029	4,500	4,868,505
Series 2018 A, Ref. RN(i)(l)	5.00%	06/15/2030	2,000	2,152,640
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,650,550
New Jersey Transportation Trust Fund Authority; Series 2018, RB	5.00%	12/15/2028	5,000	5,453,450
North Hudson Sewerage Authority; Series 2012 A, Ctfs.(c)(g)	5.00%	06/01/2022	90	98,474
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	5,835	6,054,454
South Jersey Transportation Authority LLC; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	548,890
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,062,925
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,089,700
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,630,359
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	402,724
Series 2018 B, Ref. RB	3.20%	06/01/2027	2,755	2,781,613
				125,081,736
New Mexico–0.24%
Farmington (City of), NM; Series 2004 A, RB	5.00%	06/01/2023	625	626,763
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(c)	5.20%	06/01/2020	1,700	1,700,000
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,010	1,001,819
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	625	602,475
Series 2019 A, RB	5.00%	05/15/2039	500	464,120
				4,395,177
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–9.66%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	$ 500	$ 443,805
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,412,370
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	1,000	1,028,870
City of New Rochelle Corp. for Local Development (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	375,732
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,595,000
Long Island Power Authority; Series 2018, RB	5.00%	09/01/2029	1,000	1,275,690
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,994,325
Series 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,689,725
Series 2016 A2, Ref. RB	5.00%	11/15/2024	1,360	1,434,800
Series 2018 C-2, RB	5.00%	09/01/2020	15	15,153
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	0.67%	11/01/2022	2,965	2,793,504
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.59%	11/15/2022	3,500	3,341,870
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2029	1,000	723,010
Metropolitan Transportation Authority (Mandatory Tender Bonds); Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,262,260
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	2,000	1,800,980
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,113,910
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB(j)	5.25%	06/01/2026	500	491,005
New York & New Jersey (States of) Port Authority;
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,735,030
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,870,595
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,483,240
Two Hundred Seventh Series 2018, Ref. RB(a)(i)	5.00%	09/15/2028	9,000	10,968,390
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2025	670	673,645
Series 2010 8, RB	6.50%	12/01/2028	4,230	4,252,715
Series 2010 8, RB	6.00%	12/01/2036	300	301,704
Series 2010, RB	6.00%	12/01/2042	200	201,366
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,168,860
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,118,150
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,284,420
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,550,500
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(b)	5.00%	01/01/2036	150	150,006
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2009, RB (INS - AGC)(b)	7.00%	03/01/2049	2,250	2,260,845
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,237,550
Series 2019 C1, RB	4.00%	11/01/2036	5,000	5,801,150
New York (State of) Dormitory Authority;
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,613,223
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,750,990
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	9,237,334
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,056,176
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,803,473
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, RB(e)	5.00%	12/01/2024	300	340,257
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,291,340
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,145,460
New York (State of) Dormitory Authority (Ozanam Hall Queens Nursing); Series 2006, RB (LOC - Allied Irish Banks PLC)(m)	5.00%	11/01/2026	35	35,522
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	624,875
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,240,150
Series 2019 B, RB	5.00%	01/01/2030	3,000	3,837,720
Series 2019 B, Ref. RB	4.00%	01/01/2037	1,490	1,652,023
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	2,800	3,243,912
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	$ 280	$ 315,504
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	298,191
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	274,092
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,496,543
New York State Dormitory Authority; Series 2015 B, RB	5.00%	02/15/2032	2,055	2,406,426
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	9,655,200
Series 2016, Ref. RB(a)	5.00%	08/01/2031	12,000	11,571,360
New York Transportation Development Corp. (Delta Air Lines, Inc. - Laguardia); Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,139,500
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	6,540	6,580,940
Series 2018, RB(a)	5.00%	01/01/2036	960	966,010
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,034,440
New York Transportation Development Corp. (Terminal One Group Association L.P.); Series 2015, Ref. RB(a)	5.00%	01/01/2021	2,300	2,306,555
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,284,240
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	466,620
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	2,770	2,792,742
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB(a)	5.00%	01/01/2032	1,250	1,116,812
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(c)(d)	0.54%	10/01/2020	5,000	4,992,900
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,297,740
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,714,275
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,138,920
				178,571,640
North Carolina–1.91%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.59%	12/01/2021	3,000	2,980,200
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	893,603
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,186,900
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,506,810
New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2027	1,100	1,351,031
New Hanover (County of), NC North Carolina (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2034	1,000	1,185,330
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,910,230
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,830,152
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,302,857
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,425,800
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,488,359
North Carolina (State of) Medical Care Commission;
Series 2020 A, RB	5.00%	07/01/2031	1,000	1,245,920
Series 2020 A, RB	5.00%	07/01/2032	900	1,112,247
Series 2020 A, RB	5.00%	07/01/2033	1,250	1,534,637
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,095	1,093,817
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	6,012,900
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,491,137
Raleigh & Durham (Cities of), NC Airport Authority;
Series 2020 A, Ref. RB(a)	5.00%	05/01/2032	1,000	1,231,760
Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,443,860
				35,227,550
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.18%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	$ 695	$ 696,675
Series 2016, RB	5.10%	04/15/2036	2,815	2,659,612
				3,356,287
Ohio–3.78%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,291,575
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,323,910
Series 2018 A, RB(c)	2.25%	08/15/2021	1,500	1,513,620
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	9,344,927
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,172,223
Cincinnati City School District; Series 2006, Ref. GO Bonds (INS - NATL)(b)	5.25%	12/01/2031	3,000	4,325,100
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	660	679,061
Cleveland (City of), OH; Series 2012 A, Ref. RB(c)(g)	5.00%	01/01/2022	2,750	2,959,550
Cleveland-Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,089,410
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	5,000	5,012,750
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	1,750	1,926,190
Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,343,175
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,000,240
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	3,335	3,659,996
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,342,703
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,610,730
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	750,870
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,345,160
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,629,180
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,285,719
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	739,230
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,226,310
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	1,098,864
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,553,812
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	9,094,950
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	2,000	2,022,580
Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	6.00%	10/01/2021	255	255,406
Southeastern Ohio Port Authority (Memorial Health System); Series 2015, Ref. RB	5.50%	12/01/2029	350	369,873
				69,967,114
Oklahoma–0.65%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,082,763
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,092,020
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(h)	4.75%	11/01/2023	852	2,129
Tulsa (City of), OK Municipal Airport Trust; Series 2001 A, Ref. RB(a)	5.50%	12/01/2035	3,250	3,040,863
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	4,727,200
				11,944,975
Oregon–0.44%
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	269,108
Multnomah (County of), OR Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	306,039
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,338,447
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,715,973
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	430	441,558
Tri-County Metropolitan Transportation District; Series 2011 A, RB(c)(g)	5.00%	10/01/2021	2,000	2,126,100
				8,197,225
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–6.13%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	$ 2,000	$ 2,396,760
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	1,798,700
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	3,831,887
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	986,360
Coatesville Area School District Building Authority;
Series 2018, RB	5.00%	12/01/2025	385	431,758
Series 2018, RB	5.00%	12/01/2026	335	375,053
Series 2018, RB	5.00%	12/01/2027	360	402,246
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,750,920
Series 2018, RB	5.00%	06/01/2031	2,000	2,436,840
Series 2018, RB	5.00%	06/01/2033	2,000	2,400,480
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	491,504
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania); Series 2015, RB	5.00%	07/01/2025	460	461,375
Erie (County of), PA Hospital Authority; Series 2010 A, RB(c)(g)	7.00%	07/01/2020	845	849,529
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	978,570
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	968,398
Series 2018, Ref. RB	5.00%	12/01/2033	750	709,815
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,658,490
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	710	709,468
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	602,630
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,130,910
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	0.86%	09/01/2023	2,800	2,800,028
Series 2019, Ref. RB	5.00%	09/01/2031	545	649,220
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,062,220
Series 2012, Ref. RB	5.00%	11/15/2029	1,045	1,070,738
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,852,679
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,676,668
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	384,531
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	477,863
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	538,373
Pennsylvania (State of); Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,767,255
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,648,410
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,842,741
Pennsylvania (State of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,606,720
Pennsylvania (State of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,242,632
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	288,923
Series 2016 A1, RB	5.00%	12/01/2041	1,000	1,126,280
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,583,560
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,295,184
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,744,610
Pennsylvania Turnpike Commission; Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	4,844,156
Philadelphia (City of), PA; Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,536,912
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,217,850
Series 2017, RB	5.00%	12/01/2037	1,310	1,566,878
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	$ 1,000	$ 1,023,640
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,151,620
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,146,320
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	3,100	3,230,107
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,020,792
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,575,311
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,375,390
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,873,088
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	894,276
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	630,829
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	36,477
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	30,164
School District of Philadelphia (The);
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,888,140
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,273,030
Series 2019 B, GO Bonds	5.00%	09/01/2027	1,725	2,171,361
Scranton School District;
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2032	110	135,918
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2033	90	110,957
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	143,534
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	225,882
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	501,760
Wilkes-Barre Area School District; Series 2016 B, GO Bonds	5.00%	08/01/2028	500	626,120
				113,260,840
Puerto Rico–1.49%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,660	1,668,632
Series 2002, RB	5.50%	05/15/2039	615	618,198
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS - NATL)(b)	5.50%	07/01/2029	1,770	1,818,640
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,565	1,580,666
Series 2006 A, GO Bonds (CPI Rate + 1.02%) (INS - AGC)(b)(d)	3.48%	07/01/2020	1,060	1,060,064
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,535	2,755,444
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,378,820
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,130	1,141,311
Puerto Rico Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2025	2,375	2,452,187
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2027	10,272	8,113,339
Series 2018 A-1, RB(f)	0.00%	07/01/2029	2,000	1,449,180
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,507,847
				27,544,328
Rhode Island–1.08%
Providence (City of), RI Public Building Authority; Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	500	525,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,088,250
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	$ 1,375	$ 1,549,061
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,011,492
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,210,972
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	13,670,375
Series 2015 B, Ref. RB	2.25%	06/01/2041	820	820,000
				19,875,150
South Carolina–0.75%
Greenville (County of), SC Hospital System Board of Trustees; Series 2012, Ref. RB	5.00%	05/01/2024	500	531,110
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026	4,650	4,944,810
Piedmont (City of), SC Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,315,300
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	993,280
Series 2013, RB	5.00%	05/01/2028	1,250	1,193,287
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(g)	5.25%	08/01/2023	3,215	3,713,518
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	214,270
				13,905,575
South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2026	550	612,227
Tennessee–1.35%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021	445	442,219
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,305	1,326,076
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, RB	5.00%	07/01/2032	370	391,057
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,159,150
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,774,725
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	547,830
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	815	823,166
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2022	500	509,670
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,226,946
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,161,840
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,281,480
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,412,615
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	633,230
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	530,955
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2020	300	302,394
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,463,305
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,544,243
Series 2006 C, RB	5.00%	02/01/2027	150	172,459
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,222,580
				24,925,940
Texas–7.49%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,755,015
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	$ 125	$ 125,755
Series 2017 A, RB	5.00%	08/15/2038	115	110,216
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	255	266,567
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,074,580
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,390,400
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,013,639
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,189,596
Central Texas Turnpike System; Series 2015 C, Ref. RB	5.00%	08/15/2027	1,470	1,604,843
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	296,135
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,396,525
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	529,730
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,182,970
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,377,850
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2012 G, Ref. RB	5.00%	11/01/2025	125	127,085
Series 2012 G, Ref. RB	5.00%	11/01/2026	125	127,064
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,055,900
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,878,945
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,229,880
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	160,665
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	164,955
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	298,345
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,113,020
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,497,480
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,342,849
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	293,390
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,169,150
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,621,610
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,487,100
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2021	1,250	1,328,812
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2023	2,610	2,887,991
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,020,380
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	995	994,005
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,073,955
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(d)	0.89%	06/01/2020	2,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,540,260
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	315	315,977
Houston (City of), TX; Series 2011 A, Ref. RB(a)	5.00%	07/01/2025	1,000	1,037,660
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB(a)	5.00%	07/15/2020	5,000	4,987,250
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(g)	5.88%	05/15/2021	135	142,289
Series 2012 A, RB	4.00%	02/15/2022	175	181,923
Huntsville (City of), TX; Series 2001, GO Ctfs. (INS - NATL)(b)	5.00%	08/15/2023	20	20,074
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	400	520,624
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,572,324
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	$ 285	$ 270,924
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,047,550
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,652,864
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	1,971,817
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,039,874
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,435,005
Series 2014, RB	5.50%	01/01/2035	1,400	1,313,130
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB	5.00%	04/01/2031	670	648,192
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB	5.00%	04/01/2023	785	798,196
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,074,358
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,177,032
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	1,851,020
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	350	318,199
Series 2016 B-1, RB	3.25%	11/15/2022	155	143,479
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2029	620	622,957
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	915	965,160
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(b)(j)	6.20%	01/01/2042	4,500	5,366,205
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	828,652
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,254,350
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,972,309
SA Energy Acquisition Public Facility Corp.;
Series 2007, RB	5.50%	08/01/2021	1,475	1,539,015
Series 2007, RB	5.50%	08/01/2025	2,000	2,343,600
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, RB(h)	4.13%	11/15/2038	2,663	266
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2038	5,000	5,434,400
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	790,174
Series 2019, RB(f)	0.00%	08/01/2035	1,250	667,837
Series 2019, RB(f)	0.00%	08/01/2036	1,000	506,690
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,367,350
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,890	6,770,791
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	2,600	2,711,462
Series 2012, RB	5.00%	12/15/2022	500	535,035
Series 2012, RB	5.00%	12/15/2023	3,950	4,224,920
Series 2012, RB	5.00%	12/15/2026	500	531,385
Series 2012, RB	5.00%	12/15/2028	1,775	1,879,068
Series 2012, RB	5.00%	12/15/2032	1,775	1,862,383
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	350	351,757
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,495,390
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,148,710
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	260	263,372
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,099,593
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,670	2,051,629
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	1,420	1,745,904
				138,576,787
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.34%
Salt Lake City (City of), UT; Series 2017 A, RB(a)	5.00%	07/01/2034	$ 3,500	$ 4,033,155
Salt Lake City Corp.; Series 2018 B, RB	5.00%	07/01/2038	1,000	1,177,940
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,003,340
				6,214,435
Vermont–0.59%
Burlington (City of), VT;
Series 2012 A, GO Bonds	5.00%	11/01/2021	250	266,638
Series 2012 A, GO Bonds(c)(g)	5.00%	11/01/2022	250	279,075
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,140,760
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,686,284
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,916,365
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College);
Series 2010, Ref. RB	5.00%	11/01/2040	5,000	5,076,250
Series 2012 A, Ref. RB	5.00%	11/01/2028	500	547,115
				10,912,487
Virgin Islands–0.15%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	2,950	2,786,777
Virginia–0.88%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,112,936
Series 2012, Ref. RB	5.00%	03/01/2021	1,395	1,403,440
Series 2012, Ref. RB	4.25%	03/01/2026	700	685,629
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB	4.00%	12/01/2022	530	532,019
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2029	3,100	4,188,100
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,030,370
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB(a)	5.00%	01/01/2040	4,000	4,079,600
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)	5.00%	01/01/2027	2,500	2,596,175
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	163,380
Series 2018, Ref. RB	5.00%	09/01/2030	455	492,615
				16,284,264
Washington–2.01%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(a)	5.50%	07/01/2025	1,000	1,052,210
Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	3,056,625
Energy Northwest (Project #3); Series 2017 A, Ref. RB	5.00%	07/01/2028	1,000	1,292,370
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	74,489
Series 2018 B, RB(e)	5.00%	01/01/2032	100	106,413
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,010
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	4,381,482
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,412,400
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB(a)	5.00%	06/01/2021	650	679,192
Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,737,668
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,938,635
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031	2,425	2,649,337
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.54%	01/01/2025	3,350	3,269,700
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	564,220
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	$ 500	$ 560,675
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,566,180
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,389,417
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,317,424
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,357,026
Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB(e)	3.13%	07/01/2023	130	121,880
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	500	509,815
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	734,940
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	707,601
Series 2019 A, RB(e)	5.00%	01/01/2039	1,400	1,279,516
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,421,729
				37,200,954
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,016,160
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	1,750	1,774,395
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	1,860,980
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	637,709
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB(h)	6.00%	10/01/2020	240	108,000
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,500,865
				7,898,109
Wisconsin–2.08%
Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	948,208
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,494,440
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	391,821
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,827,751
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	2,105	2,018,379
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,055,200
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(a)	5.38%	11/01/2021	1,370	1,375,247
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,191,860
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,491,376
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,612,122
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,825,160
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	913,030
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.00%	02/15/2028	500	526,530
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,619,515
Series 2012, RB	5.00%	06/01/2026	1,000	1,066,590
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	350	314,370
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,019,910
Series 2016 A, RB(e)	4.63%	06/01/2036	125	115,594
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	2,681,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,232,680
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	315	319,545
Series 2015, Ref. RB	5.00%	04/01/2025	995	1,021,099
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	4.13%	12/01/2024	2,900	2,941,151
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	$ 3,700	$ 3,401,484
				38,404,312
Wyoming–0.10%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	01/01/2031	1,500	1,852,080
TOTAL INVESTMENTS IN SECURITIES(n)–101.67% (Cost $1,837,815,081)					1,879,937,230
FLOATING RATE NOTE OBLIGATIONS–(2.17)%
Notes with interest and fee rates ranging from 0.65% to 0.69% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(o)					(40,075,000)
OTHER ASSETS LESS LIABILITIES–0.50%					9,145,694
NET ASSETS –100.00%					$1,849,007,924
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $128,112,202, which represented 6.93% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $1,778,074, which represented less than 1% of the Fund’s Net Assets.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security subject to crossover refunding.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $68,132,510 are held by TOB Trusts and serve as collateral for the $40,075,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	470	September-2020	$(65,359,375)	$(88,125)	$(88,125)

(a)	Futures contracts collateralized by $975,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,879,937,230	$—	$1,879,937,230
Other Investments - Liabilities*
Futures Contracts	(88,125)	—	—	(88,125)
Total Investments	$(88,125)	$1,879,937,230	$—	$1,879,849,105

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Intermediate Term Municipal Income Fund